Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 2009 Employee Stock Purchase Plan [Member]	Jan. 31, 2013 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Restricted Stock Units [Member] Age	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2013 Performance Units [Member]	Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2013 2008 Directors Stock Incentive Plan [Member]	Dec. 31, 2013 2008 Long Term Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance under the amendment					4,600,000										6,500,000	19,200,000
Shares of L-3 Holdings common stock available to be awarded	3.69	2.60
Maximum number of shares of L-3 Holdings common stock may be issued pursuant to "full value" awards under the amendment																7,900,000
Engility spin-off adjustments, conversion ratio for the remaining stock options	1.043678
Expiration period of stock options granted from date of grant						10 years
Vesting period						3 years			3 years
Weighted average grant date fair value of stock options						$ 12.09	$ 11.32	$ 15.54
Intrinsic value of stock options exercised						$ 32,000,000	$ 7,000,000	$ 8,000,000
Unrecognized compensation costs related to equity awards after income taxes						10,000,000			30,000,000			4,000,000
Unrecognized compensation costs related to stock awards						6,000,000			48,000,000			6,000,000
Weighted average remaining period for recognition of unrecognized costs related to equity awards						1 year 1 month 6 days			1 year 2 months 12 days			1 year 4 months 24 days
Actual income tax benefit realized related to compensation deductions arising from the exercise of stock options						10,000,000	2,000,000	3,000,000
Vesting period of units granted for non-employee directors									1 year
Weighted average grant date fair value	$ 77.12								$ 77.12	$ 70.42	$ 80.17	$ 77.00	$ 70.43	$ 95.50
Length of service after grant date									1 year			3 years	3 years	3 years
Age of retirement eligible employees									65
Length of service for retirement eligible employees, minimum									At least five years
Fair value of restricted stock unit awards vested									37,000,000	44,000,000	35,000,000
Minimum payout range												0.00%
Maximum payout range												200.00%
Total performance units earned	93,251
Fair market value of total performance units earned as of their vesting date												10,000,000
Percentage of fair market value for offering period					95.00%
Term of plans					Eligible employees are offered options to purchase shares of L-3 Holdings' common stock at the end of each six-month offering period at 95% of fair market value based on the average of the highest and lowest sales prices for the stock on the purchase date.
Offering period to purchase shares					6 months
Share purchases funded through payroll deductions up to a maximum percentage					10.00%
Share purchases funded through payroll deductions up to a maximum value					$ 21,250
Issued shares under the ESPP, shares			200,000	200,000
Issued shares under the ESPP, value			$ 81.71	$ 101.55
Employee discount on the purchase of common stock	5.00%